Fair Value of Financial Instruments (Details) (Recurring [Member], Warrants [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Derivative instruments:
Warrant liability	$ 1,299,570	$ 3,067,488
Level 1 [Member]
Derivative instruments:
Warrant liability
Level 2 [Member]
Derivative instruments:
Warrant liability
Level 3 [Member]
Derivative instruments:
Warrant liability	$ 1,299,570	$ 3,067,488